DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI China A Inclusion Equity ETF

August 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 1.2%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	2,300	$6,796
Beijing Enlight Media Co. Ltd., Class A	3,400	4,562
China United Network Communications Ltd., Class A	32,700	16,840
Focus Media Information Technology Co. Ltd., Class A	15,523	13,646
G-bits Network Technology Xiamen Co. Ltd., Class A	100	4,139
Giant Network Group Co. Ltd., Class A	1,700	2,126
Kunlun Tech Co. Ltd., Class A	1,300	2,767
Mango Excellent Media Co. Ltd., Class A	1,900	7,662
Perfect World Co. Ltd., Class A	2,100	4,509
Zhejiang Century Huatong Group Co. Ltd., Class A*	8,220	5,461

(Cost $79,421)		68,508

Consumer Discretionary - 6.5%
Beijing Roborock Technology Co. Ltd., Class A	100	4,642
BTG Hotels Group Co. Ltd., Class A	1,000	3,113
BYD Co. Ltd., Class A	1,898	79,289
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	300	6,105
China Tourism Group Duty Free Corp. Ltd., Class A	2,043	57,939
Chongqing Changan Automobile Co. Ltd., Class A	8,762	18,456
Ecovacs Robotics Co. Ltd., Class A	500	5,919
FAW Jiefang Group Co. Ltd., Class A	3,200	3,788
Fuyao Glass Industry Group Co. Ltd., Class A	2,009	11,383
Great Wall Motor Co. Ltd., Class A	2,300	11,164
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,800	12,969
Guangzhou Automobile Group Co. Ltd., Class A	4,900	9,887
Haier Smart Home Co. Ltd., Class A	6,400	24,018
Hangzhou Robam Appliances Co. Ltd., Class A	1,100	4,013
Huayu Automotive Systems Co. Ltd., Class A	3,300	8,937
Huizhou Desay Sv Automotive Co. Ltd., Class A	600	13,317
Jason Furniture Hangzhou Co. Ltd., Class A	910	6,389
Ningbo Joyson Electronic Corp., Class A*	1,300	2,923
Ningbo Tuopu Group Co. Ltd., Class A	1,200	13,762
Oppein Home Group, Inc., Class A	540	10,223
SAIC Motor Corp. Ltd., Class A	8,127	18,238
Sailun Group Co. Ltd., Class A	3,300	5,448
Shandong Linglong Tyre Co. Ltd., Class A	1,700	5,610
Shanghai Jinjiang International Hotels Co. Ltd., Class A	900	7,536
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	3,700	4,305
Shenzhen Kedali Industry Co. Ltd., Class A	200	3,252
Shenzhen Overseas Chinese Town Co. Ltd., Class A	8,300	6,442
Songcheng Performance Development Co. Ltd., Class A	2,843	5,234
TCL Technology Group Corp., Class A	15,200	9,151
Wuchan Zhongda Group Co. Ltd., Class A	5,500	3,670
Xiamen Intretech, Inc., Class A	700	2,066
Zhejiang Semir Garment Co. Ltd., Class A	2,800	2,112
Zhejiang Supor Co. Ltd., Class A	500	3,326

(Cost $257,333)		384,626

Consumer Staples - 16.5%
Angel Yeast Co. Ltd., Class A	1,000	7,044
Anhui Gujing Distillery Co. Ltd., Class A	400	14,805
Anhui Kouzi Distillery Co. Ltd., Class A	700	5,133
Anhui Yingjia Distillery Co. Ltd., Class A	700	5,438
Anjoy Foods Group Co. Ltd., Class A	300	6,751
Beijing Dabeinong Technology Group Co. Ltd., Class A*	4,200	5,270
Beijing Shunxin Agriculture Co. Ltd., Class A	800	2,774
By-health Co. Ltd., Class A	1,800	4,870
Chacha Food Co. Ltd., Class A	200	1,373
Chongqing Brewery Co. Ltd., Class A	500	8,102
Chongqing Fuling Zhacai Group Co. Ltd., Class A	900	3,973
DaShenLin Pharmaceutical Group Co. Ltd., Class A	936	4,532
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,993	46,663
Fujian Sunner Development Co. Ltd., Class A	1,400	4,533
Guangdong Haid Group Co. Ltd., Class A	1,700	15,043
Heilongjiang Agriculture Co. Ltd., Class A	2,000	4,259
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,600	14,001
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	6,813	35,322
Jiangsu King’s Luck Brewery JSC Ltd., Class A	1,300	8,713

Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,524	36,358
Jiangxi Zhengbang Technology Co. Ltd., Class A*	3,200	2,776
JiuGui Liquor Co. Ltd., Class A	300	6,496
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	800	3,992
Juewei Food Co. Ltd., Class A	600	4,062
Kweichow Moutai Co. Ltd., Class A	1,250	348,877
Luzhou Laojiao Co. Ltd., Class A	1,506	51,165
Muyuan Foods Co. Ltd., Class A	5,485	46,642
New Hope Liuhe Co. Ltd., Class A*	4,972	11,331
Proya Cosmetics Co. Ltd., Class A	140	3,249
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	1,092	3,693
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,274	54,149
Sichuan Swellfun Co. Ltd., Class A	500	5,293
Toly Bread Co. Ltd., Class A	1,596	3,253
Tongwei Co. Ltd., Class A	4,700	36,053
Tsingtao Brewery Co. Ltd., Class A	800	12,533
Wens Foodstuffs Group Co. Ltd., Class A*	6,744	23,205
Wuliangye Yibin Co. Ltd., Class A	3,954	95,897
Yifeng Pharmacy Chain Co. Ltd., Class A	786	6,089
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,500	9,940
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	1,200	2,716
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	300	8,103

(Cost $490,103)		974,471

Energy - 3.2%
China Merchants Energy Shipping Co. Ltd., Class A	8,100	8,801
China Petroleum & Chemical Corp., Class A	33,150	20,534
China Shenhua Energy Co. Ltd., Class A	6,800	29,928
COSCO SHIPPING Energy Transportation Co. Ltd., Class A*	3,600	7,364
Guanghui Energy Co. Ltd., Class A	7,200	13,212
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	1,800	3,645
Jizhong Energy Resources Co. Ltd., Class A	3,300	3,274
Offshore Oil Engineering Co. Ltd., Class A	5,300	3,452
PetroChina Co. Ltd., Class A	22,735	17,611
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	2,200	4,181
Shaanxi Coal Industry Co. Ltd., Class A	9,799	31,273
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	2,200	5,968
Shanxi Coking Coal Energy Group Co. Ltd., Class A	4,600	8,561
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	3,200	7,367
Yankuang Energy Group Co. Ltd., Class A	2,700	18,800
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,100	6,065

(Cost $118,082)		190,036

Financials - 17.1%
Agricultural Bank of China Ltd., Class A	86,717	35,851
AVIC Industry-Finance Holdings Co. Ltd., Class A	9,710	4,761
Bank of Beijing Co. Ltd., Class A	21,314	12,769
Bank of Changsha Co. Ltd., Class A	3,800	3,760
Bank of Chengdu Co. Ltd., Class A	3,750	8,535
Bank of China Ltd., Class A	36,112	15,925
Bank of Communications Co. Ltd., Class A	39,838	26,468
Bank of Hangzhou Co. Ltd., Class A	6,240	12,971
Bank of Jiangsu Co. Ltd., Class A	15,299	16,090
Bank of Nanjing Co. Ltd., Class A	10,600	16,330
Bank of Ningbo Co. Ltd., Class A	6,855	29,663
Bank of Shanghai Co. Ltd., Class A	14,135	12,118
BOC International China Co. Ltd., Class A	2,800	5,081
Caitong Securities Co. Ltd., Class A	4,810	5,296
Changjiang Securities Co. Ltd., Class A	5,600	4,622
China Construction Bank Corp., Class A	9,700	7,767
China Everbright Bank Co. Ltd., Class A	43,631	18,165
China Galaxy Securities Co. Ltd., Class A	4,700	6,750
China Great Wall Securities Co. Ltd., Class A	2,700	3,639
China International Capital Corp. Ltd., Class A	1,200	7,259
China Life Insurance Co. Ltd., Class A	3,014	13,423
China Merchants Bank Co. Ltd., Class A	21,443	109,026
China Merchants Securities Co. Ltd., Class A	7,731	14,860
China Minsheng Banking Corp. Ltd., Class A	37,671	19,673
China Pacific Insurance Group Co. Ltd., Class A	7,177	21,832
China Zheshang Bank Co. Ltd., Class A*	16,300	7,685
Chongqing Rural Commercial Bank Co. Ltd., Class A	9,300	4,830
CITIC Securities Co. Ltd., Class A	12,693	35,942
CSC Financial Co. Ltd., Class A	4,700	18,163
Dongxing Securities Co. Ltd., Class A	3,100	3,737
East Money Information Co. Ltd., Class A	13,508	43,501

Everbright Securities Co. Ltd., Class A	4,237	9,859
First Capital Securities Co. Ltd., Class A	4,000	3,574
Founder Securities Co. Ltd., Class A	8,700	8,771
GF Securities Co. Ltd., Class A	5,900	14,071
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	3,867	3,629
Guolian Securities Co. Ltd., Class A	2,100	3,381
Guosen Securities Co. Ltd., Class A	6,700	8,990
Guotai Junan Securities Co. Ltd., Class A	7,851	16,844
Guoyuan Securities Co. Ltd., Class A	4,690	4,980
Haitong Securities Co. Ltd., Class A	10,214	14,046
Hithink RoyalFlush Information Network Co. Ltd., Class A	600	7,410
Huatai Securities Co. Ltd., Class A	7,780	14,830
Huaxi Securities Co. Ltd., Class A	2,800	3,258
Huaxia Bank Co. Ltd., Class A	12,598	9,393
Industrial & Commercial Bank of China Ltd., Class A	66,133	42,019
Industrial Bank Co. Ltd., Class A	21,185	52,582
Industrial Securities Co. Ltd., Class A*	6,620	5,964
Nanjing Securities Co. Ltd., Class A	4,200	5,191
New China Life Insurance Co. Ltd., Class A	1,964	8,208
Northeast Securities Co. Ltd., Class A	2,700	2,816
Orient Securities Co. Ltd., Class A	7,585	9,529
People’s Insurance Co. Group of China Ltd., Class A	7,200	5,212
Ping An Bank Co. Ltd., Class A	20,466	37,853
Ping An Insurance Group Co. of China Ltd., Class A	11,109	70,648
Postal Savings Bank of China Co. Ltd., Class A	26,700	17,468
Qingdao Rural Commercial Bank Corp., Class A	5,000	2,212
Sealand Securities Co. Ltd., Class A	5,260	2,724
Shanghai Pudong Development Bank Co. Ltd., Class A	30,327	31,983
Shanxi Securities Co. Ltd., Class A	3,680	3,107
Shenwan Hongyuan Group Co. Ltd., Class A	23,695	14,368
Sinolink Securities Co. Ltd., Class A	3,200	4,011
SooChow Securities Co. Ltd., Class A	5,373	5,347
Southwest Securities Co. Ltd., Class A	7,200	4,105
Western Securities Co. Ltd., Class A	4,600	4,324
Zheshang Securities Co. Ltd., Class A	4,100	6,501
Zhongtai Securities Co. Ltd., Class A	6,200	6,665

(Cost $1,022,524)		1,012,365

Health Care - 8.6%
Aier Eye Hospital Group Co. Ltd., Class A	7,168	30,591
Apeloa Pharmaceutical Co. Ltd., Class A	1,300	3,402
Asymchem Laboratories Tianjin Co. Ltd., Class A	320	7,963
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,608	5,197
Beijing Tongrentang Co. Ltd., Class A	1,400	9,494
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	580	10,740
Betta Pharmaceuticals Co. Ltd., Class A	400	2,634
BGI Genomics Co. Ltd., Class A	400	3,504
Bloomage Biotechnology Corp. Ltd., Class A	303	6,288
CanSino Biologics, Inc., Class A	107	1,953
Changchun High & New Technology Industry Group, Inc., Class A	400	10,275
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,075	6,158
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,700	23,193
Daan Gene Co. Ltd., Class A	1,496	3,833
Dong-E-E-Jiao Co. Ltd., Class A	800	3,976
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,500	5,919
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	500	4,836
Hangzhou Tigermed Consulting Co. Ltd., Class A	450	7,073
Huadong Medicine Co. Ltd., Class A	1,860	11,378
Hualan Biological Engineering, Inc., Class A	1,840	5,274
Humanwell Healthcare Group Co. Ltd., Class A	1,700	4,599
Imeik Technology Development Co. Ltd., Class A	200	16,218
Intco Medical Technology Co. Ltd., Class A	600	1,911
Jafron Biomedical Co. Ltd., Class A	950	6,472
Jiangsu Hengrui Medicine Co. Ltd., Class A	6,576	33,063
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	1,200	4,749
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	2,200	3,482
Joinn Laboratories China Co. Ltd., Class A	420	4,748
Jointown Pharmaceutical Group Co. Ltd., Class A	1,500	2,585
Kangmei Pharmaceutical Co. Ltd., Class A*	12,413	3,727
Lepu Medical Technology Beijing Co. Ltd., Class A	2,000	5,492

Livzon Pharmaceutical Group, Inc., Class A	600	2,722
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	4,132	2,895
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	1,623	4,224
Ovctek China, Inc., Class A	860	5,326
Pharmaron Beijing Co. Ltd., Class A	1,050	10,365
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	1,238	3,233
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	2,200	12,880
Shanghai Junshi Biosciences Co. Ltd., Class A*	745	5,715
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	2,800	7,019
Shanghai RAAS Blood Products Co. Ltd., Class A	7,400	6,269
Shenzhen Kangtai Biological Products Co. Ltd., Class A	1,120	5,474
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,200	51,962
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	700	3,630
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	1,200	4,451
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	1,780	5,523
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,600	4,983
Topchoice Medical Corp., Class A*	300	5,065
Walvax Biotechnology Co. Ltd., Class A	1,700	10,764
Winning Health Technology Group Co. Ltd., Class A	2,210	2,270
WuXi AppTec Co. Ltd., Class A	2,636	34,281
Yunnan Baiyao Group Co. Ltd., Class A	1,778	13,505
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	596	26,023
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	1,420	4,101
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	900	5,359
Zhejiang NHU Co. Ltd., Class A	3,264	10,639
Zhejiang Orient Gene Biotech Co. Ltd., Class A	159	2,042
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	500	3,357

(Cost $439,291)		504,804

Industrials - 16.1%
AECC Aero-Engine Control Co. Ltd., Class A	1,500	5,829
AECC Aviation Power Co. Ltd., Class A	2,700	18,005
Air China Ltd., Class A*	6,700	10,021
AVIC Electromechanical Systems Co. Ltd., Class A	4,200	6,763
AVICOPTER PLC, Class A	700	4,281
Beijing Easpring Material Technology Co. Ltd., Class A	500	5,703
Beijing New Building Materials PLC, Class A	1,700	6,483
Beijing Originwater Technology Co. Ltd., Class A	3,700	2,957
Beijing United Information Technology Co. Ltd., Class A	535	7,690
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	42,800	28,746
China Baoan Group Co. Ltd., Class A	2,700	5,781
China CSSC Holdings Ltd., Class A	4,400	15,983
China Eastern Airlines Corp. Ltd., Class A*	9,100	6,482
China Energy Engineering Corp. Ltd.	33,700	11,048
China Meheco Co. Ltd., Class A	1,400	2,594
China National Chemical Engineering Co. Ltd., Class A	6,700	8,378
China Railway Group Ltd., Class A	20,500	17,099
China Southern Airlines Co. Ltd., Class A*	10,800	10,089
China State Construction Engineering Corp. Ltd., Class A	42,400	31,615
Contemporary Amperex Technology Co. Ltd., Class A*	2,400	168,157
COSCO SHIPPING Development Co. Ltd., Class A	10,800	4,496
COSCO SHIPPING Holdings Co. Ltd., Class A	12,850	26,470
CRRC Corp. Ltd., Class A	25,300	18,387
Daqin Railway Co. Ltd., Class A	16,000	14,971
Dongfang Electric Corp. Ltd., Class A	3,000	8,573
Eve Energy Co. Ltd., Class A	1,962	27,036
Fangda Carbon New Material Co. Ltd., Class A*	4,273	4,320
Ginlong Technologies Co. Ltd., Class A	350	11,665
Gotion High-tech Co. Ltd., Class A	1,800	8,972
Guangdong Kinlong Hardware Products Co. Ltd., Class A	300	4,155
Hongfa Technology Co. Ltd., Class A	1,120	6,122
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,308	9,286
Jiangsu Zhongtian Technology Co. Ltd., Class A	3,700	11,948
Jiangxi Special Electric Motor Co. Ltd., Class A*	1,700	5,472

Keda Industrial Group Co. Ltd.	1,800	4,752
Kuang-Chi Technologies Co. Ltd., Class A*	2,200	5,802
Liaoning Port Co. Ltd., Class A	14,800	3,585
Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	340	3,603
Metallurgical Corp. of China Ltd., Class A	19,214	8,947
Ming Yang Smart Energy Group Ltd., Class A	2,200	8,563
NARI Technology Co. Ltd., Class A	6,840	27,237
Ningbo Deye Technology Co. Ltd., Class A	200	10,675
Ningbo Orient Wires & Cables Co. Ltd., Class A	700	7,278
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	469	7,048
North Industries Group Red Arrow Co. Ltd., Class A	1,400	6,208
Power Construction Corp. of China Ltd., Class A	16,200	18,142
Riyue Heavy Industry Co. Ltd., Class A	1,200	4,141
Sany Heavy Industry Co. Ltd., Class A	8,950	20,449
SF Holding Co. Ltd., Class A	5,000	35,852
Shanghai Construction Group Co. Ltd., Class A	8,700	3,420
Shanghai Electric Group Co. Ltd., Class A*	13,700	8,426
Shanghai International Airport Co. Ltd., Class A*	895	7,325
Shanghai International Port Group Co. Ltd., Class A	10,000	7,848
Shanghai M&G Stationery, Inc., Class A	900	5,794
Shenzhen Inovance Technology Co. Ltd., Class A	2,700	23,489
Sichuan New Energy Power Co. Ltd.*	1,600	4,723
Sichuan Road & Bridge Co. Ltd., Class A	5,200	8,049
Sieyuan Electric Co. Ltd., Class A	800	4,758
Sinotrans Ltd., Class A	5,200	2,844
Sungrow Power Supply Co. Ltd., Class A	1,500	24,240
Sunwoda Electronic Co. Ltd., Class A	1,800	7,128
Suzhou Maxwell Technologies Co. Ltd., Class A	160	10,862
TBEA Co. Ltd., Class A	4,081	14,670
Titan Wind Energy Suzhou Co. Ltd., Class A	1,800	3,616
Weichai Power Co. Ltd., Class A	6,900	11,641
Wuxi Shangji Automation Co. Ltd., Class A	420	8,217
XCMG Construction Machinery Co. Ltd., Class A*	7,949	6,008
Xiamen C & D, Inc., Class A	3,200	5,450
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	3,743	6,966
YTO Express Group Co. Ltd., Class A	3,700	10,531
Yunda Holding Co. Ltd., Class A	3,210	7,842
Zhefu Holding Group Co. Ltd., Class A	6,000	3,769
Zhejiang Chint Electrics Co. Ltd., Class A	2,217	10,172
Zhejiang Dingli Machinery Co. Ltd., Class A	580	3,300
Zhejiang HangKe Technology, Inc. Co., Class A	441	3,971
Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,590	5,872
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,700	5,144
Zhuzhou CRRC Times Electric Co. Ltd., Class A	524	4,696
Zhuzhou Kibing Group Co. Ltd., Class A	3,000	4,931
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	7,750	6,487

(Cost $657,957)		950,048

Information Technology - 12.6%
360 Security Technology, Inc., Class A	7,700	8,176
Advanced Micro-Fabrication Equipment Inc China, Class A*	649	11,597
Amlogic Shanghai Co. Ltd., Class A*	386	4,825
Avary Holding Shenzhen Co. Ltd., Class A	2,000	8,605
Beijing Kingsoft Office Software, Inc., Class A	421	11,000
Beijing Shiji Information Technology Co. Ltd., Class A	1,736	3,281
Beijing Sinnet Technology Co. Ltd., Class A	1,700	2,293
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	200	3,440
BOE Technology Group Co. Ltd., Class A	37,702	20,236
Chaozhou Three-Circle Group Co. Ltd., Class A	2,158	8,484
China Greatwall Technology Group Co. Ltd., Class A	3,400	4,478
China Railway Signal & Communication Corp. Ltd., Class A	7,720	4,961
China Resources Microelectronics Ltd., Class A	1,151	8,749
China Zhenhua Group Science & Technology Co. Ltd., Class A	500	8,137
DHC Software Co. Ltd., Class A	3,700	3,124
Fiberhome Telecommunication Technologies Co. Ltd., Class A	1,200	2,505
Flat Glass Group Co. Ltd., Class A*	1,700	9,872

Foxconn Industrial Internet Co. Ltd., Class A	10,200	13,746
GCL System Integration Technology Co. Ltd., Class A*	6,100	3,248
GigaDevice Semiconductor, Inc., Class A	712	11,978
GoerTek, Inc., Class A	3,577	16,854
GRG Banking Equipment Co. Ltd., Class A	2,600	3,323
Guangzhou Haige Communications Group, Inc. Co., Class A	2,700	3,423
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	700	6,864
Hangzhou First Applied Material Co. Ltd., Class A	1,344	12,649
Hangzhou Lion Electronics Co. Ltd., Class A	700	5,408
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,400	8,055
Hengtong Optic-electric Co. Ltd., Class A	2,300	5,615
Huagong Tech Co. Ltd., Class A	1,200	3,683
Hundsun Technologies, Inc., Class A	1,946	9,496
Iflytek Co. Ltd., Class A	2,434	13,237
Ingenic Semiconductor Co. Ltd., Class A	500	5,915
Inspur Electronic Information Industry Co. Ltd., Class A	1,288	4,337
JA Solar Technology Co. Ltd., Class A	2,380	22,638
JCET Group Co. Ltd., Class A	1,800	6,473
Lens Technology Co. Ltd., Class A	5,400	8,523
Lingyi iTech Guangdong Co., Class A*	7,700	6,143
LONGi Green Energy Technology Co. Ltd., Class A	7,803	57,955
Luxshare Precision Industry Co. Ltd., Class A	7,433	40,456
Maxscend Microelectronics Co. Ltd., Class A	512	7,557
Montage Technology Co. Ltd., Class A	1,184	9,532
National Silicon Industry Group Co. Ltd., Class A*	2,245	6,709
NAURA Technology Group Co. Ltd., Class A	500	20,454
NavInfo Co. Ltd., Class A	2,200	4,174
Ninestar Corp., Class A	1,500	9,626
OFILM Group Co. Ltd., Class A*	3,500	3,255
Raytron Technology Co. Ltd., Class A	495	3,129
Sangfor Technologies, Inc., Class A	400	5,604
SG Micro Corp., Class A	375	8,715
Shanghai Baosight Software Co. Ltd., Class A	1,651	9,103
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	128	3,825
Shengyi Technology Co. Ltd., Class A	2,600	5,997
Shennan Circuits Co. Ltd., Class A	580	7,145
Shenzhen SC New Energy Technology Corp., Class A	400	7,717
Shenzhen Sunlord Electronics Co. Ltd., Class A	800	2,890
Shenzhen Transsion Holdings Co. Ltd., Class A	696	6,892
StarPower Semiconductor Ltd., Class A	200	11,506
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	1,800	6,752
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	3,400	23,729
Thunder Software Technology Co. Ltd., Class A	400	7,135
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	800	3,501
Tianma Microelectronics Co. Ltd., Class A	2,500	3,424
Tianshui Huatian Technology Co. Ltd., Class A	3,200	4,456
TongFu Microelectronics Co. Ltd., Class A*	1,200	3,234
Trina Solar Co. Ltd., Class A	2,363	24,506
Unigroup Guoxin Microelectronics Co. Ltd., Class A	839	18,988
Unisplendour Corp. Ltd., Class A	3,008	7,549
Westone Information Industry, Inc., Class A	800	3,900
Will Semiconductor Co. Ltd., Class A	1,215	16,522
Wingtech Technology Co. Ltd., Class A	1,264	11,845
Wuhan Guide Infrared Co. Ltd., Class A	3,323	6,893
WUS Printed Circuit Kunshan Co. Ltd., Class A	2,210	3,834
Xiamen Faratronic Co. Ltd., Class A	200	5,157
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	500	4,265
Yealink Network Technology Corp. Ltd., Class A	900	9,332
Yonyou Network Technology Co. Ltd., Class A	3,626	10,567
Zhejiang Dahua Technology Co. Ltd., Class A	3,200	6,842
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,300	14,332
Zhongji Innolight Co. Ltd., Class A	800	3,403
Zhuzhou Hongda Electronics Corp. Ltd., Class A	400	2,699
ZTE Corp., Class A	4,200	14,927

(Cost $628,374)		745,404

Materials - 12.6%
Aluminum Corp. of China Ltd., Class A	13,408	8,772
Anhui Conch Cement Co. Ltd., Class A	4,064	18,818
Anhui Honglu Steel Construction Group Co. Ltd., Class A	780	3,277
Asia - Potash International Investment Guangzhou Co. Ltd., Class A*	700	3,434
Baoshan Iron & Steel Co. Ltd., Class A	22,557	17,441
BBMG Corp., Class A	9,500	3,611
Chengtun Mining Group Co. Ltd., Class A	2,700	2,808
Chengxin Lithium Group Co. Ltd., Class A	800	6,172
Chifeng Jilong Gold Mining Co. Ltd., Class A*	1,700	4,804
China Jushi Co. Ltd., Class A	3,672	7,676
China Minmetals Rare Earth Co. Ltd., Class A*	1,100	4,201
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	3,793	16,584
CMOC Group Ltd., Class A	18,600	13,275
CNGR Advanced Material Co. Ltd., Class A	400	5,420
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	3,190	3,665
Do-Fluoride New Materials Co. Ltd., Class A	800	4,713
Ganfeng Lithium Co. Ltd., Class A	1,680	20,886
GEM Co. Ltd., Class A	5,200	6,299
Guangzhou Tinci Materials Technology Co. Ltd., Class A	2,080	14,347
Hangzhou Oxygen Plant Group Co. Ltd., Class A	900	4,624
Henan Shenhuo Coal & Power Co. Ltd., Class A	2,100	4,898
Hengli Petrochemical Co. Ltd., Class A	6,220	17,324
Hengyi Petrochemical Co. Ltd., Class A	3,960	5,199
Hesteel Co. Ltd., Class A	11,200	3,932
Hoshine Silicon Industry Co. Ltd., Class A	500	8,138
Huafon Chemical Co. Ltd., Class A	5,200	5,673
Huaibei Mining Holdings Co. Ltd., Class A	2,300	4,935
Huaxin Cement Co. Ltd., Class A	1,600	4,029
Hubei Xingfa Chemicals Group Co. Ltd., Class A	1,200	6,728
Hunan Valin Steel Co. Ltd., Class A	7,200	4,658
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	48,600	14,171
Inner Mongolia ERDOS Resources Co. Ltd., Class A	1,120	2,859
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	9,195	5,802
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	3,700	4,568
Jiangsu Eastern Shenghong Co. Ltd., Class A	4,300	12,014
Jiangsu Yangnong Chemical Co. Ltd., Class A	300	4,953
Jiangsu Yoke Technology Co. Ltd., Class A	500	4,532
Jiangxi Copper Co. Ltd., Class A	2,244	5,332
Kingfa Sci & Tech Co. Ltd., Class A	2,900	4,522
LB Group Co. Ltd., Class A	2,700	6,886
Luxi Chemical Group Co. Ltd., Class A	2,200	4,398
Maanshan Iron & Steel Co. Ltd., Class A	5,100	2,219
Ningbo Shanshan Co. Ltd., Class A	2,200	7,927
Ningxia Baofeng Energy Group Co. Ltd., Class A	6,600	13,002
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	9,700	8,063
Qinghai Salt Lake Industry Co. Ltd., Class A*	5,500	22,180
Rongsheng Petrochemical Co. Ltd., Class A	10,728	22,036
Satellite Chemical Co. Ltd., Class A	2,490	7,921
Shandong Gold Mining Co. Ltd., Class A	3,753	9,745
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,270	9,605
Shandong Nanshan Aluminum Co. Ltd., Class A	13,300	6,540
Shandong Sun Paper Industry JSC Ltd., Class A	3,100	5,392
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,480	13,607
Shanxi Meijin Energy Co. Ltd., Class A	4,500	7,422
Shanxi Taigang Stainless Steel Co. Ltd., Class A	6,300	4,478
Shenghe Resources Holding Co. Ltd., Class A	1,900	4,774
Shenzhen Capchem Technology Co. Ltd., Class A	720	4,392
Shenzhen Dynanonic Co. Ltd., Class A	200	9,299
Shenzhen Senior Technology Material Co. Ltd., Class A	1,198	4,014
Sichuan Hebang Biotechnology Co. Ltd., Class A	9,200	5,031
Sichuan Yahua Industrial Group Co. Ltd., Class A	1,300	5,376
Sinoma Science & Technology Co. Ltd., Class A	1,800	6,053
Sinomine Resource Group Co. Ltd., Class A	420	5,775
Sinopec Shanghai Petrochemical Co. Ltd., Class A	6,570	3,002
Skshu Paint Co. Ltd., Class A*	340	4,597
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	600	6,790

Tangshan Jidong Cement Co. Ltd., Class A	2,400	3,168
Tianqi Lithium Corp., Class A*	1,500	24,858
Tianshan Aluminum Group Co. Ltd., Class A	4,700	5,223
Tibet Summit Resources Co. Ltd., Class A*	900	3,686
Tongkun Group Co. Ltd., Class A	2,500	5,175
Tongling Nonferrous Metals Group Co. Ltd., Class A	11,700	4,922
Transfar Zhilian Co. Ltd., Class A	3,390	2,744
Wanhua Chemical Group Co. Ltd., Class A	3,200	41,114
Weihai Guangwei Composites Co. Ltd., Class A	600	6,610
Western Mining Co. Ltd., Class A	2,100	3,244
Western Superconducting Technologies Co. Ltd., Class A	436	6,447
Xiamen Tungsten Co. Ltd., Class A	1,400	5,136
Xinjiang Zhongtai Chemical Co. Ltd., Class A	2,700	2,894
Yintai Gold Co. Ltd., Class A	2,880	4,792
YongXing Special Materials Technology Co. Ltd., Class A	400	7,810
Youngy Co. Ltd., Class A*	300	5,222
Yunnan Aluminium Co. Ltd., Class A	3,500	5,123
Yunnan Energy New Material Co. Ltd., Class A	900	25,197
Yunnan Tin Co. Ltd., Class A	1,700	3,423
Yunnan Yuntianhua Co. Ltd., Class A*	1,800	6,920
Zangge Mining Co. Ltd., Class A	1,600	7,265
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,601	17,358
Zhejiang Juhua Co. Ltd., Class A	2,500	5,694
Zhejiang Yongtai Technology Co. Ltd., Class A	900	3,572
Zibo Qixiang Tengda Chemical Co. Ltd., Class A*	2,800	2,977
Zijin Mining Group Co. Ltd., Class A	20,997	26,804

(Cost $629,179)		742,996

Real Estate - 1.8%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	8,215	17,422
China Vanke Co. Ltd., Class A	10,196	24,597
Gemdale Corp., Class A	4,722	7,987
Jinke Properties Group Co. Ltd., Class A*	5,700	2,067
Poly Developments and Holdings Group Co. Ltd., Class A	12,073	30,298
Seazen Holdings Co. Ltd., Class A*	2,513	7,590
Shanghai Lingang Holdings Corp. Ltd., Class A	2,500	4,588
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	1,700	2,861
Youngor Group Co. Ltd., Class A	5,100	4,735
Zhejiang China Commodities City Group Co. Ltd., Class A	6,200	4,398

(Cost $113,492)		106,543

Utilities - 3.3%
CECEP Solar Energy Co. Ltd., Class A*	4,100	4,806
CECEP Wind-Power Corp., Class A	5,200	3,764
China National Nuclear Power Co. Ltd., Class A	18,084	16,711
China Three Gorges Renewables Group Co. Ltd., Class A	29,200	25,839
China Yangtze Power Co. Ltd., Class A	23,500	81,747
ENN Natural Gas Co. Ltd., Class A	2,500	7,449
GD Power Development Co. Ltd., Class A*	18,700	11,800
Huadian Power International Corp. Ltd., Class A	7,700	6,099
Huaneng Power International, Inc., Class A*	9,200	10,917
SDIC Power Holdings Co. Ltd., Class A	8,395	13,578
Shenzhen Energy Group Co. Ltd., Class A	4,200	3,881
Sichuan Chuantou Energy Co. Ltd., Class A	4,100	7,845

(Cost $157,457)		194,436

TOTAL COMMON STOCKS (Cost $4,593,213)		5,874,237

CASH EQUIVALENTS - 0.6%
DWS Government Money Market Series “Institutional Shares”, 2.24%(a) (Cost $36,144)	36,144	36,144

TOTAL INVESTMENTS - 100.1% (Cost $4,629,357)		$5,910,381
Other assets and liabilities, net - (0.1%)		(7,448)

NET ASSETS - 100.0%		$5,902,933

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022
CASH EQUIVALENTS - 0.6%
DWS Government Money Market Series “Institutional Shares”, 2.24%(a)
3,816	105,584	(73,256)	—	—	157	—	36,144	36,144

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

JSC:	Joint Stock Company

At August 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
FTSE China A50 Index Futures	USD	1	$13,463	$13,522	9/29/2022	$59

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2022.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$5,874,237	$—	$—	$5,874,237
Short-Term Investments(a)	36,144	—	—	36,144
Derivatives(b)
Futures Contracts	59	—	—	59

TOTAL	$5,910,440	$—	$—	$5,910,440

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the year ended August 31, 2022, the amount of transfers from Level 3 to Level 1 was $ 7,118. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

OBTAIN A FUND PROSPECTUS To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

ASHX-PH1

R-089711-1 (5/24) DBX005195 (5/24)